Annual Total Returns[BarChart] - Invesco International Diversified Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.11%)	20.79%	24.42%	(6.26%)	0.67%	0.63%	32.40%	(14.61%)	24.60%	20.56%